Prepaid Expenses	12 Months Ended
Dec. 31, 2025
Prepaid Expenses [Abstract]
Prepaid Expenses

4. Prepaid Expenses

Prepaid expenses as of December 31, 2025 and 2024 consisted of the following:

	December 31, 2025	December 31, 2024
	US$	US$
Prepayment for materials	5,660,663	7,685,696
Prepayment for utilities	258,198	1,382,938
Prepayment for others	193,918	120,280
Total	6,112,779	9,188,914

During the year ended December 31, 2025, the Company recorded an impairment of US$3,968,211 (2024: US$nil, 2023: US$nil) related to prepaid expenses. The impairment is included in costs of revenues on the consolidated statements of operations and comprehensive (loss) income.